Derivative Warrants - Unsecured Convertible Note Warrants - Additional Information (Details) $ in Millions		2 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average exercise price of warrant | $ / shares			$ 0.1766
Warrants exercised		35,000,000.0
Issuance of common shares		35,000,000.0
Gross proceeds from exercise of warrants | $		$ 8.0
Warrants outstanding							99,333,334
Unsecured Convertible Notes
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants expiration period	42 months
Warrants description	The Unsecured Convertible Notes Warrants were issued on June 5, 2020, were immediately exercisable, and expire 42 months from the date that the underlying common shares become freely tradeable, which was July 16, 2020.
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average exercise price of warrant | $ / shares	$ 0.1766				$ 0.1766
Warrants exercised				14,000,000.0
Issuance of common shares				14,000,000.0
Gross proceeds from exercise of warrants | $				$ 3.2
Warrants outstanding							500,000
Unsecured Convertible Notes Warrants | Unsecured Convertible Notes
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Purchase warrants to acquire common shares						14,500,000
Initial exercise price of common share | $ / shares			$ 0.9338		$ 0.9338	$ 0.9338
Unsecured Convertible Notes Warrants | Bottom Of Range [Member]
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average price of common shares | $ / shares	$ 2.8014